SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 963			$ 1,055	$ 3,105
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	138	$ 82	$ 397		453
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets					687
Total Liabilities	138				453
Fair Value, Recurring [Member] | Short Term Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets					165
Fair Value, Recurring [Member] | Fair Value of Convertible Component in Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	138				381
Fair Value, Recurring [Member] | Fair Value of Forward Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities					72
Fair Value, Recurring [Member] | Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets					522
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Total Liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Short Term Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value of Convertible Component in Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value of Forward Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets					522
Total Liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Short Term Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value of Convertible Component in Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value of Forward Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets					522
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets					165
Total Liabilities	138				453
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Short Term Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets					165
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value of Convertible Component in Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	$ 138				381
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value of Forward Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities					72
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets